Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 18.5%
ALM Ltd., Series 2020-1A Class A2 (3 M ICE LIBOR + 1.850%), 144A 6.642%, 10/15/29@,•	$3,000	$2,983,569
AMMC CLO 16 Ltd., Series 2015-16A Class DR2 (3 M ICE LIBOR + 3.500%, Floor 3.500%), 144A 8.292%, 04/14/29@,•	3,000	2,867,445
Battalion CLO XV Ltd., Series 2020-15A Class A1 (3 M ICE LIBOR + 1.350%, Floor 1.350%), 144A 6.142%, 01/17/33@,•	4,000	3,932,008
Black Diamond CLO Ltd., Series 2019-2A Class A1A (3 M ICE LIBOR + 1.430%, Floor 1.430%), 144A 6.245%, 07/23/32@,•	2,761	2,703,086
Deerpath Capital CLO Ltd., Series 2020-1A Class A1 (3 M ICE LIBOR + 1.850%, Floor 1.850%), 144A 6.642%, 04/17/32@,•	2,500	2,481,580
ECMC Group Student Loan Trust, Series 2018-2A Class A (1 M ICE LIBOR + 0.800%, Floor 0.800%), 144A 5.645%, 09/25/68@,•	2,845	2,749,624
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%), 144A 8.058%, 01/20/33@,•	4,000	3,875,516
Fortress Credit BSL III Ltd., Series 2015-1A Class B1R (3 M ICE LIBOR + 1.730%, Floor 1.730%), 144A 6.525%, 04/18/31@,•	3,000	2,912,130
Highbridge Loan Management Ltd., Series 2015-7A Class A2R (3 M ICE LIBOR + 0.900%), 144A 5.764%, 03/15/27@,•	2,000	1,999,720
Nassau Ltd., Series 2017-IA Class A1BR, 144A 2.730%, 10/15/29@	1,828	1,775,149
New Hampshire Higher Education Loan Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	3,159	2,799,125
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%), 144A 6.095%, 10/13/31@,•	2,457	2,413,849
OZLM XI Ltd., Series 2015-11A Class A2R (3 M ICE LIBOR + 1.750%), 144A 6.552%, 10/30/30@,•	4,000	3,864,384
	Par (000)	Value†

SLM Student Loan Trust,
Series 2012-6 Class B (1 M ICE LIBOR + 1.000%), 5.845%, 04/27/43•	$4,860	$4,099,400
Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%), 5.435%, 03/25/55•	3,414	3,300,467
SMB Private Education Loan Trust,
Series 2016-A Class A2A, 144A, 2.700%, 05/15/31@	2,408	2,341,563
Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%), 144A, 6.634%, 08/16/32@,•	1,241	1,240,495
Series 2014-A Class B, 144A, 4.000%, 09/15/42@	2,430	2,304,659
Series 2015-C Class B, 144A, 3.500%, 09/15/43@	5,000	4,728,260
Steele Creek CLO Ltd.,
Series 2016-1A Class BR (3 M ICE LIBOR + 1.650%, Floor 1.650%), 144A, 6.516%, 06/15/31@,•	3,250	3,095,765
Series 2018-2A Class A (3 M ICE LIBOR + 1.200%, Floor 1.200%), 144A, 6.115%, 08/18/31@,•	4,500	4,418,410
Trimaran Cavu Ltd., Series 2019-1A Class C1 (3 M ICE LIBOR + 3.150%, Floor 3.150%), 144A 7.958%, 07/20/32@,•	4,000	3,864,572
Trinitas CLO XII Ltd., Series 2020-12A Class C (3 M ICE LIBOR + 3.000%, Floor 3.000%), 144A 7.818%, 04/25/33@,•	2,000	1,957,214
Trinitas CLO XIV Ltd., Series 2020-14A Class D (3 M ICE LIBOR + 4.300%, Floor 4.300%), 144A 9.118%, 01/25/34@,•	2,500	2,357,775
TOTAL ASSET BACKED SECURITIES (Cost $73,413,474)		71,065,765

COMMERCIAL MORTGAGE BACKED SECURITIES — 14.6%
Benchmark Mortgage Trust, Series 2019-B9 Class A5 4.016%, 03/15/52	5,000	4,662,936
COMM Mortgage Trust, Series 2014-CR20 Class A3 3.326%, 11/10/47	4,083	3,939,663
FHLMC Multifamily Structured Pass Through Certificates, Series K094 Class A2 2.903%, 06/25/29	2,000	1,858,094
Fontainebleau Miami Beach Trust, Series 2019-FBLU Class B, 144A 3.447%, 12/10/36@	2,500	2,351,293

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)
FREMF Mortgage Trust,
Series 2018-K731 Class B, 144A, 3.949%, 02/25/25@,•	$6,610	$6,406,780
Series 2019-K735 Class B, 144A, 4.019%, 05/25/26@,•	6,000	5,753,186
Series 2019-K736 Class B, 144A, 3.760%, 07/25/26@,•	1,500	1,426,148
Series 2015-K48 Class B, 144A, 3.646%, 08/25/48@,•	5,000	4,814,033
Series 2016-K52 Class B, 144A, 3.931%, 01/25/49@,•	5,065	4,887,986
Series 2016-K53 Class C, 144A, 4.025%, 03/25/49@,•	3,525	3,380,769
Series 2017-K729 Class C, 144A, 3.673%, 11/25/49@,•	2,460	2,370,677
Series 2017-K63 Class B, 144A, 3.878%, 02/25/50@,•	1,500	1,421,589
Series 2018-K85 Class C, 144A, 4.320%, 12/25/50@,•	3,500	3,281,959
Series 2019-K102 Class B, 144A, 3.531%, 12/25/51@,•	5,000	4,482,673
Series 2019-K95 Class B, 144A, 3.921%, 08/25/52@,•	2,500	2,302,964
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3 3.055%, 06/15/52	3,000	2,657,239
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $60,965,635)		55,997,989
	Number of Shares
PREFERRED STOCKS — 0.7%
Banks — 0.3%
Wells Fargo & Co., Series Zµ	60,000	1,152,600
Electric — 0.4%
Duke Energy Corp.	68,682	1,720,484
TOTAL PREFERRED STOCKS (Cost $3,350,507)		2,873,084
	Par (000)
CORPORATE BONDS — 34.5%
Aerospace & Defense — 0.4%
The Boeing Co. 3.500%, 03/01/39	$2,000	1,567,747
Airlines — 0.4%
Delta Air Lines Pass Through Trust, Series 2015-1 Class B 4.250%, 01/30/25	1,504	1,489,959
	Par (000)	Value†

Apparel — 0.7%
VF Corp. 2.800%, 04/23/27	$3,000	$2,779,641
Auto Manufacturers — 0.5%
Ford Motor Credit Co., LLC 4.950%, 05/28/27	2,000	1,907,630
Banks — 3.8%
Allfirst Preferred Capital Trust (3 M ICE LIBOR + 1.500%) 6.330%, 07/15/29•	3,500	3,222,185
JPMorgan Chase & Co., Series B (3 M ICE LIBOR + 0.500%) 5.314%, 02/01/27•	3,200	2,955,290
KeyCorp Capital I (3 M ICE LIBOR + 0.740%) 5.917%, 07/01/28•	2,640	2,377,836
State Street Corp. (3 M ICE LIBOR + 0.560%) 5.424%, 05/15/28•	3,830	3,496,651
The Goldman Sachs Group, Inc. (SOFR + 1.248%) 2.383%, 07/21/32•	3,000	2,431,834
		14,483,796
Beverages — 1.1%
Constellation Brands, Inc. 2.250%, 08/01/31	3,000	2,462,264
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,672,796
		4,135,060
Biotechnology — 1.4%
Amgen, Inc. 5.600%, 03/02/43	3,000	3,081,440
Gilead Sciences, Inc. 1.650%, 10/01/30	3,000	2,468,666
		5,550,106
Building Materials — 0.8%
Vulcan Materials Co. 4.500%, 04/01/25	3,140	3,114,352
Commercial Services — 1.8%
President and Fellows of Harvard College, 144A 6.500%, 01/15/39@	2,000	2,393,289
The Georgetown University, Series B 4.315%, 04/01/49	2,710	2,329,521
University of Southern California 3.028%, 10/01/39	2,820	2,326,580
		7,049,390
Computers — 0.9%
Apple, Inc. 3.850%, 08/04/46	4,000	3,563,715

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	$3,000	$2,619,306
Electric — 3.6%
Duke Energy Carolinas LLC 2.850%, 03/15/32	1,798	1,560,875
Edison International 3.550%, 11/15/24	2,000	1,941,817
Louisville Gas and Electric Co. 4.250%, 04/01/49	3,000	2,577,527
Monongahela Power Co., 144A 3.550%, 05/15/27@	2,500	2,371,348
Northern States Power Co. 3.600%, 09/15/47	4,000	3,201,372
Pacific Gas and Electric Co. 4.000%, 12/01/46	3,000	2,114,319
		13,767,258
Food — 2.8%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,940	2,691,225
Mars, Inc., 144A 0.875%, 07/16/26@	3,000	2,664,180
The Hershey Co. 1.700%, 06/01/30	3,000	2,506,685
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,814,427
		10,676,517
Gas — 0.6%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,367,037
Hand & Machine Tools — 0.8%
Regal Rexnord Corp., 144A 6.300%, 02/15/30@	3,000	3,018,646
Healthcare Products — 0.4%
PerkinElmer, Inc. 2.250%, 09/15/31	2,000	1,602,010
Healthcare Services — 1.1%
Centene Corp.
4.625%, 12/15/29	1,000	948,070
2.500%, 03/01/31	2,000	1,619,600
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,664,548
		4,232,218
Household Products & Wares — 1.1%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,515,835
Kimberly-Clark Corp. 3.100%, 03/26/30	2,000	1,850,160
		4,365,995
	Par (000)	Value†

Internet — 0.7%
Alibaba Group Holding Ltd. 3.400%, 12/06/27	$3,000	$2,826,873
Investment Companies — 0.8%
Ares Capital Corp. 2.875%, 06/15/28	3,500	2,873,915
Pharmaceuticals — 3.3%
Becton Dickinson & Co. 3.700%, 06/06/27	1,956	1,888,089
Bristol-Myers Squibb Co. 3.400%, 07/26/29	928	881,861
Johnson & Johnson 3.625%, 03/03/37	3,000	2,770,991
Mead Johnson Nutrition Co. 4.125%, 11/15/25	2,000	1,973,516
Merck & Co., Inc. 3.900%, 03/07/39	2,200	2,013,179
Zoetis, Inc. 4.500%, 11/13/25	3,000	2,981,810
		12,509,446
Pipelines — 0.4%
Energy Transfer LP, Series G (UST Yield Curve CMT 5 Yr + 5.306%) 7.125%µ,•	2,000	1,682,000
Real Estate Investment Trusts — 1.1%
Kimco Realty Corp. 2.800%, 10/01/26	3,000	2,763,639
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,354,150
		4,117,789
Retail — 0.3%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,240,371
Semiconductors — 0.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,851,180
Software — 0.8%
Microsoft Corp. 3.750%, 02/12/45	1,900	1,732,297
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,299,525
		3,031,822
Telecommunications — 2.4%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,840,722
T-Mobile USA, Inc. 2.625%, 04/15/26	3,000	2,800,033

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — (continued)
Verizon Communications, Inc. 2.550%, 03/21/31	$3,000	$2,554,046
		9,194,801
Transportation — 1.3%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	2,154	2,058,668
Union Pacific Corp. 3.375%, 02/01/35	3,336	2,928,281
		4,986,949
TOTAL CORPORATE BONDS (Cost $148,498,802)		132,605,529

MUNICIPAL BONDS — 1.4%
Texas Natural Gas Securitization Finance Corp., Series 2023-1 Class A1 5.102%, 04/01/35	1,000	1,027,253
University of Massachusetts Building Authority, Series 2020-3 2.417%, 11/01/28	4,690	4,234,952
TOTAL MUNICIPAL BONDS (Cost $5,689,968)		5,262,205

RESIDENTIAL MORTGAGE BACKED SECURITIES — 24.0%
Collateralized Mortgage Obligations — 12.3%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.586%, 09/25/45@,•	3,140	2,930,239
CIM Trust, Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,496	1,260,218
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	4,003	3,533,836
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	2,656	2,191,841
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A, 2.942%, 08/25/50@,•	4,723	3,885,530
Series 2020-4 Class A15, 144A, 3.000%, 11/25/50@,•	3,430	2,921,307
Series 2021-1 Class A3, 144A, 2.500%, 06/25/51@,•	5,174	4,218,088
Series 2021-1 Class A15, 144A, 2.500%, 06/25/51@,•	3,868	3,038,525
Series 2021-7 Class A15, 144A, 2.500%, 11/25/51@,•	5,058	3,971,593
Series 2022-1 Class A3, 144A, 2.500%, 07/25/52@,•	4,619	3,737,416
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU 2.500%, 11/25/60	$3,100	$2,259,420
Sequoia Mortgage Trust,
Series 2017-5 Class A1, 144A, 3.500%, 08/25/47@,•	1,927	1,755,600
Series 2020-4 Class A20, 144A, 2.500%, 11/25/50@,•	2,882	2,267,456
Series 2021-5 Class A5, 144A, 2.000%, 07/25/51@,•	3,144	2,635,310
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,015,383
Verus Securitization Trust, Series 2019-INV2 Class A3, 144A 3.219%, 07/25/59@,•	1,693	1,632,567
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	1,408	1,211,114
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.781%, 01/20/46@,•	1,977	1,826,949
		47,292,392
Fannie Mae Pool — 6.1%
3.500%, 10/01/45	4,993	4,608,051
1.500%, 06/01/51	3,820	3,002,474
2.000%, 11/01/51	4,614	3,817,372
2.000%, 12/01/51	2,789	2,307,283
3.000%, 03/01/52	10,895	9,773,772
		23,508,952
Freddie Mac Pool — 2.3%
2.500%, 04/01/52	5,706	4,919,535
4.000%, 09/01/52	3,890	3,715,672
		8,635,207
Freddie Mac REMICS — 2.7%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	3,047,949
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,497,706
		10,545,655
Ginnie Mae — 0.6%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,424,465
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $101,504,703)		92,406,671

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds
1.125%, 08/15/40	2,650	1,748,586
2.500%, 02/15/45	2,000	1,592,109

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
U.S. TREASURY OBLIGATIONS — (continued)
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51	$3,448	$2,386,414
1.500%, 02/15/53	5,032	5,104,195
U.S. Treasury Notes 1.500%, 02/15/30	4,650	4,072,383
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,014,331)		14,903,687
	Number of Shares
SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $3,620,957)	3,620,957	3,620,957
TOTAL INVESTMENTS — 98.5% (Cost $412,058,377)		$378,735,887
Other Assets & Liabilities — 1.5%		5,633,676
TOTAL NET ASSETS — 100.0%		$384,369,563

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $170,512,390, which represents 44.4% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.

CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FHLMC— Federal Home Loan Mortgage Corporation.
FREMF— Freddie Mac Multifamily Securities.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Country Weightings as of 3/31/2023††
United States	87%
Cayman Islands	11
China	1
Ireland	1
Total	100%
††	% of total investments as of March 31, 2023.

Futures contracts held by the Fund at March 31, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 10 Year Note	06/21/23	60	1,000	$115	$6,895,313	$—	$(18,306)
Long	U.S. Treasury 2 Year Note	06/30/23	130	2,000	103	26,838,906	296,326	—
Long	U.S. Treasury 5 Year Note	06/30/23	760	1,000	110	83,225,936	1,708,617	—
							$2,004,943	$(18,306)